Cover page	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	GERMAN AMERICAN BANCORP, INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-15877
Entity Tax Identification Number	35-1547518
Entity Address, Address Line One	711 Main Street
Entity Address, City or Town	Jasper,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47546
City Area Code	812
Local Phone Number	482-1314
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	GABC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000714395